As filed pursuant to Rule 497

Under the Securities Act of 1933

Registration No. 333-11825 and

811-21230

FIRST SUNAMERICA LIFE INSURANCE COMPANY

FS VARIABLE ANNUITY ACCOUNT NINE

Supplement to the

ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY PROSPECTUS

DATED OCTOBER 24, 2005

The third paragraph under the subheading titled “Where You Can Find More Information” located in the “FINANCIAL STATEMENTS” section of the prospectus is hereby deleted.

Date: March 28, 2006

Please keep this Supplement with your Prospectus